Related Party Transactions	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related Party Transactions

23.	Related Party Transactions

In accordance with IAS 24 – Related Party Disclosures, key management personnel, including companies controlled by them, are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the compensation committee of the Board.

The remuneration of directors and other members of key management personnel during the six months ended December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
	$	$
Directors’ and Officers’ consulting fees	509,395	462,154
Exploration and evaluation expenditures	60,000	60,000
	569,395	522,154

Exploration and evaluation expenditures

During the six months ended December 31, 2025, fees of $60,000 (2024 – $60,000) for services rendered by the Company’s VP of Exploration and its former VP of Resources Development, had been capitalized as E&E assets on the consolidated statements of financial position.

Share-based compensation

During the six months ended December 31, 2025, the Company had granted certain RSUs and options to various directors and officers. Total stock-based compensation of $12,307,676 (2024 – $169,066) was recorded in connection with the vesting of these securities. See notes 17 and 20 for more information.

Related party balances

All related party balances, for services and business expense reimbursements rendered as at December 31, 2025 and June 30, 2025 are non-interest bearing and payable on demand, and are comprised of the following:

	December 31, 2025	June 30, 2025
	$	$
Payable to officers and directors	111,230	127,925
	111,230	127,925